FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2020
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Cost	$3,197,702	$3,334,996
Accumulated depreciation	(668,274)	(614,996)
Flight equipment held for operating lease, net	$2,529,428	$2,720,000

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2020		December 31, 2019
Europe:
Spain	$154,414	6%	$161,474	6%
United Kingdom	75,598	3%	52,212	2%
Other	242,068	10%	259,176	9%
Europe — Total	472,080	19%	472,862	17%
Asia and South Pacific:
India	446,164	18%	542,312	20%
Malaysia	390,469	16%	406,777	15%
Indonesia	211,560	8%	220,304	8%
China	160,012	6%	168,703	6%
Philippines	148,356	6%	264,814	10%
Other	79,452	3%	113,713	4%
Asia and South Pacific — Total	1,436,013	57%	1,716,623	63%
Mexico, South and Central America — Total	17,611	1%	37,618	1%
North America:
United States	85,808	3%	95,910	4%
North America — Total	85,808	3%	95,910	4%
Middle East and Africa:
Ethiopia	293,137	11%	303,057	11%
Other	91,032	4%	51,815	2%
Middle East and Africa — Total	384,169	15%	354,872	13%
Off-Lease — Total	133,747	5%	42,115	2%
Total flight equipment held for operating lease, net	$2,529,428	100%	$2,720,000	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2020, 2019 and 2018 is as follows (dollars in thousands):

	Years ended
	2020		2019		2018
Europe:
Spain	$10,723	4%	$17,475	4%	$17,267	4%
United Kingdom	5,897	2%	79,022	17%	31,259	8%
Other	25,233	8%	34,189	7%	44,109	11%
Europe — Total	41,853	14%	130,686	28%	92,635	23%
Asia and South Pacific:
India	57,597	20%	103,422	22%	87,492	22%
Malaysia	55,987	19%	55,189	12%	26,748	7%
Indonesia	12,861	4%	32,882	7%	32,336	8%
China	20,348	7%	23,320	5%	21,103	5%
Philippines	25,757	9%	34,217	7%	35,009	9%
Other	17,623	6%	18,550	5%	18,756	4%
Asia and South Pacific — Total	190,173	65%	267,580	58%	221,444	55%
Mexico, South and Central America — Total	8,441	3%	5,425	1%	11,415	3%
North America:
United States	13,419	5%	16,267	4%	20,147	5%
Other	271	—	4,991	1%	6,242	2%
North America — Total	13,690	5%	21,258	5%	26,389	7%
Middle East and Africa:
Ethiopia	30,019	10%	30,019	6%	30,019	8%
Other	9,567	3%	9,431	2%	17,612	4%
Middle East and Africa — Total	39,586	13%	39,450	8%	47,631	12%
Total Operating Lease Revenue	$293,743	100%	$464,399	100%	$399,514	100%

Rent Deferrals Granted and Scheduled Deferral Repayments
Presented below are the Company’s rent deferrals granted and scheduled deferral repayments as of December 31, 2020.

	Rent Deferrals Granted	Scheduled Deferral Repayments
	(Dollars in thousands)
2020	$53,998	$5,457
2021	9,983	24,514
2022	—	14,274
Thereafter	—	19,736
Total	$63,981	$63,981

Future Minimum Rental Payments Due Under Operating Leases
For the year ended December 31, 2020, the Company recognized $283.9 million of operating lease rental revenue, $55.9 million of which was from leases with variable rates. For the year ended December 31, 2019, the Company recognized $391.1 million of operating lease rental revenue, $71.4 million of which was from leases with variable rates. Variable rates are rents that reset based on changes in LIBOR or usage of aircraft. Presented below are the contracted future minimum rental payments, inclusive of rents due from lessees on non-accrual status and rent deferrals, due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2020. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2020 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2021	$305,377
2022	268,216
2023	218,818
2024	201,873
2025	179,107
Thereafter	313,123
Future minimum rental payments under operating leases	$1,486,514

Lease Incentive Amortization
For the years ended December 31, 2020, 2019 and 2018, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $3.6 million, $5.6 million and $9.7 million, respectively. At December 31, 2020, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2021	$3,738
2022	3,116
2023	2,353
2024	1,515
2025	1,429
Thereafter	1,315
Future amortization of lease incentives	$13,466